S000084917 [Member] Investment Objectives and Goals - Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) seeks long-term capital appreciation and consistent income from dividends.